Note 6 - Employee Benefit Plans (Details) (USD $)	12 Months Ended						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Defined Benefit Welfare Benefits [Member] Other Postretirement Benefit Plan [Member]	Dec. 31, 2012 Defined Benefit Welfare Benefits [Member] Other Postretirement Benefit Plan [Member]	Dec. 31, 2013 Supplemental Employee Retirement Plan [Member]	Dec. 31, 2012 Supplemental Employee Retirement Plan [Member]	Dec. 31, 2012 Pension Plan [Member]	Dec. 31, 2011 Employee Savings Plan [Member]
Note 6 - Employee Benefit Plans (Details) [Line Items]
Expected Savings Percentage of Medicare Liability	12.00%
Defined Benefit Plan, Benefit Obligation					$ 2,000,000	$ 3,000,000
Regulatory Assets	899,000,000	1,089,000,000	108,000,000	215,000,000
Defined Benefit Plan, Contributions by Employer							40,000,000
Defined Contribution Plan, Employer Matching Contribution	$ 14,000,000	$ 12,000,000						$ 7,000,000